Subsequent Events (Details Narrative) - Investors [Member] - USD ($)	May 03, 2021	Apr. 28, 2021	Apr. 21, 2021	Apr. 08, 2021	Mar. 24, 2021	Mar. 18, 2021	Mar. 05, 2021	Feb. 12, 2021	Jan. 22, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 30, 2020	Dec. 17, 2020	Sep. 08, 2020	Jun. 04, 2020	Apr. 02, 2020
Debt instrument face amount										$ 502,050	$ 25,968	$ 86,217	$ 35,000	$ 25,000	$ 6,600	$ 20,000
Subsequent Event [Member]
Number of shares issued during period									10,000,000
Subsequent Event [Member] | Cavalry Fund 1, LP [Member]
Number of shares issued during period		485,079	403,769	909,361	555,324	451,060	409,333	224,921
Debt instrument face amount		$ 61,120	$ 50,875	$ 129,925	$ 100,000	$ 75,000	$ 75,000	$ 50,000
Debt instrument, interest rate		6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Subsequent Event [Member] | Quick Capital, LLC [Member]
Number of shares issued during period	760,928
Debt instrument face amount	$ 56,750
Debt instrument, interest rate	8.00%